UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.052s, 2037			$125,858	$206,500
IFB Ser. 2979, Class AS, 22.687s, 2034			15,229	16,417
IFB Ser. 3072, Class SM, 22.21s, 2035			243,110	374,068
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,271,832	651,027
Ser. 4000, Class PI, IO, 4 1/2s, 2042			2,455,030	365,799
Ser. 4024, Class PI, IO, 4 1/2s, 2041			4,157,206	658,805
Ser. 4546, Class TI, 4s, 2045			8,515,050	1,128,244
Ser. 4462, IO, 4s, 2045			3,998,219	691,732
Ser. 4425, IO, 4s, 2045			11,168,278	1,408,208
Ser. 4452, Class QI, IO, 4s, 2044			8,502,497	1,298,624
Ser. 4193, Class PI, IO, 4s, 2043			6,298,563	940,747
Ser. 4062, Class DI, IO, 4s, 2039			10,121,208	1,024,168
Ser. 4501, Class BI, IO, 3 1/2s, 2043			9,012,458	945,858
Ser. 4122, Class AI, IO, 3 1/2s, 2042			7,327,208	917,337
Ser. 4122, Class CI, IO, 3 1/2s, 2042			6,639,255	831,208
Ser. 4105, Class HI, IO, 3 1/2s, 2041			3,413,877	451,331
Ser. 4166, Class PI, IO, 3 1/2s, 2041			5,226,890	687,190
Ser. 304, Class C37, IO, 3 1/2s, 2027			4,238,872	450,066
Ser. 4165, Class TI, IO, 3s, 2042			15,000,027	1,570,503
Ser. 4183, Class MI, IO, 3s, 2042			6,835,840	696,572
Ser. 4210, Class PI, IO, 3s, 2041			4,552,957	359,079
FRB Ser. 57, Class 1AX, IO, 0.38s, 2043			3,462,168	37,520
Ser. 3326, Class WF, zero %, 2035			2,391	1,968

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.267s, 2036			189,259	371,048
IFB Ser. 07-53, Class SP, 22.591s, 2037			210,230	325,524
IFB Ser. 08-24, Class SP, 21.674s, 2038			200,708	288,222
IFB Ser. 05-75, Class GS, 18.933s, 2035			169,790	236,598
IFB Ser. 05-83, Class QP, 16.253s, 2034			255,344	335,375
IFB Ser. 13-18, Class SB, IO, 5.711s, 2041			3,359,892	459,633
Ser. 374, Class 6, IO, 5 1/2s, 2036			377,144	76,817
Ser. 12-132, Class PI, IO, 5s, 2042			5,600,939	904,423
Ser. 378, Class 19, IO, 5s, 2035			1,198,937	203,819
Ser. 15-16, Class MI, IO, 4 1/2s, 2045			5,894,131	1,112,517
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			1,699,226	350,587
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			12,401,515	1,596,224
Ser. 409, Class 81, IO, 4 1/2s, 2040			5,693,344	896,628
Ser. 409, Class 82, IO, 4 1/2s, 2040			7,104,625	1,118,303
Ser. 366, Class 22, IO, 4 1/2s, 2035			325,662	16,557
Ser. 15-88, Class QI, IO, 4s, 2044			7,142,333	781,245
Ser. 13-41, Class IP, IO, 4s, 2043			4,604,011	740,601
Ser. 13-44, Class PI, IO, 4s, 2043			4,368,973	617,459
Ser. 13-60, Class IP, IO, 4s, 2042			3,357,495	510,145
Ser. 12-96, Class PI, IO, 4s, 2041			2,745,533	375,225
Ser. 409, Class C16, IO, 4s, 2040			4,420,236	665,820
Ser. 12-110, Class BI, IO, 3 1/2s, 2039			6,230,684	599,957
Ser. 12-145, Class TI, IO, 3s, 2042			6,634,757	536,752
Ser. 13-35, Class IP, IO, 3s, 2042			5,936,874	554,959
Ser. 13-53, Class JI, IO, 3s, 2041			5,127,284	517,856
Ser. 13-23, Class PI, IO, 3s, 2041			5,853,321	441,575
FRB Ser. 03-W10, Class 1, IO, 0.711s, 2043			526,349	8,245
Ser. 99-51, Class N, PO, zero %, 2029			24,944	22,450

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.723s, 2030			2,582,219	54,872

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.711s, 2043			2,402,224	390,361
IFB Ser. 14-41, Class SK, IO, 5.664s, 2044			5,778,634	1,069,047
Ser. 14-122, Class IC, IO, 5s, 2044			3,435,837	655,249
Ser. 14-76, IO, 5s, 2044			4,420,077	771,055
Ser. 14-25, Class MI, IO, 5s, 2043			2,858,341	477,886
Ser. 15-187, Class KI, IO, 5s, 2043			10,094,483	1,220,080
Ser. 13-22, Class IE, IO, 5s, 2043			6,862,463	1,221,566
Ser. 13-22, Class OI, IO, 5s, 2043			6,060,789	1,078,190
Ser. 13-3, Class IT, IO, 5s, 2043			3,383,212	595,584
Ser. 13-6, Class IC, IO, 5s, 2043			3,103,205	558,080
Ser. 12-146, IO, 5s, 2042			3,050,278	547,037
Ser. 13-6, Class CI, IO, 5s, 2042			2,290,296	380,670
Ser. 13-130, Class IB, IO, 5s, 2040			2,076,016	143,499
Ser. 13-16, Class IB, IO, 5s, 2040			2,008,488	78,879
Ser. 11-41, Class BI, IO, 5s, 2040			1,358,459	102,387
Ser. 10-35, Class UI, IO, 5s, 2040			1,062,996	192,695
Ser. 10-20, Class UI, IO, 5s, 2040			3,201,719	533,631
Ser. 10-9, Class UI, IO, 5s, 2040			14,477,523	2,608,068
Ser. 09-121, Class UI, IO, 5s, 2039			7,448,463	1,339,532
Ser. 15-79, Class GI, IO, 5s, 2039			2,853,710	500,609
Ser. 14-147, Class IJ, IO, 4 1/2s, 2044			5,556,068	752,236
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			6,122,146	1,010,099
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			1,378,324	221,386
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			985,959	39,864
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			399,285	45,870
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			6,332,315	1,013,107
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,737,569	980,109
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			6,463,197	1,045,610
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			3,836,538	642,271
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			2,707,821	578,580
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,392,833	132,152
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,208,169	323,019
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,162,400	39,092
Ser. 15-186, Class AI, IO, 4s, 2045			13,451,277	1,996,708
Ser. 15-53, Class MI, IO, 4s, 2045			6,390,801	1,407,382
Ser. 15-40, IO, 4s, 2045			7,379,359	1,540,714
Ser. 14-4, Class IC, IO, 4s, 2044			2,962,433	470,634
Ser. 13-165, Class IL, IO, 4s, 2043			2,688,211	416,915
Ser. 12-56, Class IB, IO, 4s, 2042			2,588,975	416,804
Ser. 12-38, Class MI, IO, 4s, 2042(F)			7,415,192	1,285,983
Ser. 12-47, Class CI, IO, 4s, 2042			6,642,260	1,027,080
Ser. 16-48, Class MI, IO, 3 1/2s, 2046			5,868,000	1,052,719
Ser. 15-64, Class PI, IO, 3 1/2s, 2045			8,837,215	849,168
Ser. 13-76, IO, 3 1/2s, 2043			11,574,543	1,214,401
Ser. 13-28, IO, 3 1/2s, 2043			3,662,922	422,238
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			5,557,004	529,860
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			7,968,514	761,073
Ser. 13-14, IO, 3 1/2s, 2042			15,629,756	1,658,786
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			5,827,881	554,989
Ser. 12-136, Class BI, IO, 3 1/2s, 2042			5,723,228	1,021,024
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			6,903,096	1,275,492
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			3,262,383	653,168
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			10,394,385	1,141,002
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			7,343,536	771,071
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			5,678,043	771,953
Ser. 13-H08, IO, 2.926s, 2063			12,779,073	1,006,991
Ser. 16-H03, Class AI, IO, 2.058s, 2066			10,401,203	1,183,439
Ser. 16-H03, Class DI, IO, 2.042s, 2065			11,242,990	1,219,493
Ser. 15-H20, Class CI, IO, 2.028s, 2065			11,823,414	1,467,368
Ser. 15-H15, Class BI, IO, 1.994s, 2065			7,071,569	871,691
Ser. 15-H24, Class AI, IO, 1.979s, 2065			10,998,343	1,317,601
Ser. 16-H02, Class HI, IO, 1.86s, 2066			13,506,944	1,437,139
Ser. 15-H25, Class EI, IO, 1.844s, 2065			10,797,062	1,184,438
Ser. 15-H20, Class AI, IO, 1.836s, 2065			11,109,651	1,239,837
FRB Ser. 15-H08, Class CI, IO, 1.792s, 2065			8,301,306	851,166
Ser. 16-H06, Class DI, IO, 1.728s, 2065			16,577,415	1,656,084
Ser. 15-H23, Class BI, IO, 1.722s, 2065			11,870,033	1,236,857
Ser. 13-H08, Class CI, IO, 1.667s, 2063			15,153,032	1,178,906
Ser. 15-H26, Class CI, IO, 0.575s, 2065			35,978,135	989,399
Ser. 06-36, Class OD, PO, zero %, 2036			7,616	6,624

				89,806,104
Commercial mortgage-backed securities (22.2%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			1,812,000	1,798,625

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			134,379,287	598,673

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.56s, 2045			1,276,994	1,277,214

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			34,573	34,687

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.08s, 2050			607,000	597,819
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			2,750,000	2,502,500
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	882,750
Ser. 05-PWR7, Class B, 5.214s, 2041			1,564,964	1,549,314

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.557s, 2039			1,877,000	1,780,898
FRB Ser. 06-PW11, Class C, 5.557s, 2039			1,554,000	1,397,870
FRB Ser. 06-PW14, Class XW, IO, 0.838s, 2038			36,563,281	164,535

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.326s, 2044			2,160,000	2,096,356
FRB Ser. 07-CD5, Class XS, IO, 0.282s, 2044			46,841,686	75,382

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047			1,068,000	1,103,698
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			2,275,000	2,027,480

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			1,022,000	913,157

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.996s, 2047			951,000	788,379
FRB Ser. 13-GC11, Class D, 4.603s, 2046			529,000	468,853

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.956s, 2046			7,172,000	7,042,255

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4 3/4s, 2045			1,755,510	1,390,113

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 6.006s, 2049			1,138,000	1,113,492
Ser. 06-C8, Class AJ, 5.377s, 2046			2,970,000	2,860,110

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.338s, 2046			284,000	264,148
FRB Ser. 13-CR9, Class D, 4.4s, 2045			1,196,000	1,140,013
Ser. 13-LC13, Class E, 3.719s, 2046			1,331,000	1,009,197
Ser. 14-CR18, Class E, 3.6s, 2047			1,371,000	848,800

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.911s, 2039			43,154,209	293,449

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,270,600	635,300

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.966s, 2020			3,549,185	53,167

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042			843,703	844,631

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.552s, 2044			3,860,234	3,783,029

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			515,946	515,173

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			1,084,000	969,313
FRB Ser. 05-GG4, Class XC, IO, 0.631s, 2039			11,201,173	31,363

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.493s, 2046			1,693,000	1,363,542
FRB Ser. 14-GC18, Class D, 5.112s, 2047			3,247,000	2,746,628
Ser. 11-GC3, Class E, 5s, 2044			1,347,000	1,280,571
FRB Ser. 14-GC26, Class D, 4.661s, 2047			2,204,000	1,681,916

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.715s, 2046			1,068,000	926,917
FRB Ser. 14-C18, Class E, 4.471s, 2047			914,000	652,139
FRB Ser. 14-C25, Class D, 4.097s, 2047			2,308,000	1,721,076
Ser. 14-C25, Class E, 3.332s, 2047			1,823,000	1,046,710

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			2,195,000	2,168,441
FRB Ser. 06-LDP7, Class B, 6.147s, 2045			1,231,000	609,468
FRB Ser. 06-LDP6, Class B, 5.846s, 2043			1,388,818	1,388,818
Ser. 06-LDP8, Class B, 5.52s, 2045			736,000	735,117
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,955,175

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051			1,087,000	1,091,239
FRB Ser. 07-CB20, Class C, 6.384s, 2051			1,904,000	1,741,989
FRB Ser. 11-C3, Class F, 5.788s, 2046			1,113,000	1,133,145
FRB Ser. 12-C8, Class E, 4.813s, 2045			536,000	471,519
Ser. 13-C13, Class E, 3.986s, 2046			1,537,000	1,205,930
Ser. 13-C10, Class E, 3 1/2s, 2047			1,865,000	1,380,846
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			1,249,000	928,007
FRB Ser. 07-CB20, Class X1, IO, 0.454s, 2051			88,643,055	338,235

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			588,415	601,729
Ser. 98-C4, Class J, 5.6s, 2035			965,000	998,486

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			366,380	365,977
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,224,265
Ser. 06-C6, Class D, 5.502s, 2039			3,168,000	2,691,311
FRB Ser. 06-C6, Class C, 5.482s, 2039			3,000,000	2,823,900
Ser. 06-C1, Class AJ, 5.276s, 2041			1,895,597	1,890,194

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.438s, 2048			977,000	843,356

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			8,703	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			428,000	448,030
Ser. 06-C2, Class AJ, 5.802s, 2043			1,818,000	1,808,910
FRB Ser. 05-CIP1, Class B, 5.676s, 2038			488,586	483,812
Ser. 04-KEY2, Class D, 5.046s, 2039			2,916,063	2,889,110

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.999s, 2037			69,541	4,138
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			1,985,700	137,212

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			2,425,000	2,363,405

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	871,657

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			1,073,000	890,352
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			830,000	637,357
FRB Ser. 13-C10, Class E, 4.219s, 2046			1,634,000	1,280,566
Ser. 14-C17, Class E, 3 1/2s, 2047			1,673,000	978,640
Ser. 14-C19, Class D, 3 1/4s, 2047			1,200,000	874,581

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			3,417,000	3,401,052
FRB Ser. 06-HQ8, Class C, 5.59s, 2044			1,300,000	1,300,000
FRB Ser. 06-HQ8, Class D, 5.59s, 2044			2,090,000	1,756,185
Ser. 07-HQ11, Class C, 5.558s, 2044			2,693,000	2,558,350
Ser. 06-HQ10, Class B, 5.448s, 2041			1,600,000	1,556,617
Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,064,000	1,060,914

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.462s, 2043			798,000	787,546

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,853,512	1,689,254

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	75,200

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			1,168,758	292,190

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.493s, 2046			1,040,000	905,944

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.241s, 2045			3,695,000	3,669,135
FRB Ser. 06-C25, Class AJ, 6.044s, 2043			104,742	104,742
FRB Ser. 07-C34, IO, 0.456s, 2046			26,409,652	179,586

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,399,290

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			1,094,000	931,979
FRB Ser. 13-LC12, Class D, 4.433s, 2046			592,000	498,502
Ser. 14-LC18, Class D, 3.957s, 2047			1,734,000	1,249,418

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.821s, 2044			122,000	123,147
FRB Ser. 13-C16, Class D, 5.147s, 2046			2,042,000	1,902,327
FRB Ser. 14-C19, Class E, 5.136s, 2047			2,746,000	1,912,985
Ser. 12-C6, Class E, 5s, 2045			1,243,000	1,008,446
Ser. 11-C4, Class F, 5s, 2044			1,993,000	1,771,378
FRB Ser. 12-C7, Class E, 4.992s, 2045			801,000	761,826
FRB Ser. 13-C18, Class D, 4.823s, 2046			924,000	804,889
FRB Ser. 13-C15, Class D, 4.629s, 2046			1,621,000	1,413,060
Ser. 14-C19, Class D, 4.234s, 2047			1,542,000	1,254,832
Ser. 13-C12, Class E, 3 1/2s, 2048			1,664,000	1,267,635

				130,162,590
Residential mortgage-backed securities (non-agency) (11.4%)

BCAP, LLC Trust 144A
FRB Ser. 15-RR5, Class 2A3, 1.42s, 2046			1,380,000	880,721
FRB Ser. 15-RR3, Class 5A3, 0.633s, 2046			1,558,000	1,056,947
FRB Ser. 12-RR5, Class 4A8, 0.603s, 2035			862,361	787,677

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.364s, 2034			1,085,045	1,062,765

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.314s, 2034			76,336	42,342

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.739s, 2025 (Bermuda)			1,062,000	1,040,760

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.076s, 2046			1,385,293	1,125,551
FRB Ser. 06-OA10, Class 1A1, 1.337s, 2046			942,245	678,741
FRB Ser. 06-OA7, Class 1A2, 1.317s, 2046			1,534,184	1,165,980
FRB Ser. 05-38, Class A3, 0.789s, 2035			2,460,111	1,996,329
FRB Ser. 05-59, Class 1A1, 0.769s, 2035			4,299,367	3,447,096
FRB Ser. 06-OC2, Class 2A3, 0.729s, 2036			720,890	648,801
FRB Ser. 06-OA10, Class 4A1, 0.629s, 2046			8,860,483	6,202,338

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1, Class B, 13.189s, 2028			510,000	537,912
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.939s, 2025			2,364,724	2,540,659
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.939s, 2028			704,000	678,442
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.439s, 2028			2,036,000	1,950,895
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.789s, 2028			1,496,000	1,418,904
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.989s, 2027			1,396,000	1,339,355

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.189s, 2028			680,000	723,554
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.689s, 2028			2,320,000	2,500,496
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.189s, 2028			1,300,000	1,386,749
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.189s, 2028			1,820,000	1,934,242
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.339s, 2028			5,035,000	5,234,890
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.139s, 2028			5,851,000	6,120,709
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 5.989s, 2028			640,000	665,798
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.439s, 2025			5,403,000	5,551,573
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.439s, 2025			1,920,000	1,973,165
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.989s, 2025			989,500	1,015,623
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.439s, 2025			204,000	204,179
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.439s, 2025			307,000	306,941

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			475	475

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047(F)			860,000	468,700
Ser. 15-R4, Class CB3, 0.598s, 2047(F)			160,000	66,400

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.969s, 2035			662,157	580,057

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			501,696	501,595

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.602s, 2047			1,200,000	576,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.939s, 2045			2,196,616	1,845,157
FRB Ser. 05-AR13, Class A1C3, 0.929s, 2045			5,070,858	4,190,389
FRB Ser. 05-AR8, Class 2AC2, 0.899s, 2045			2,020,644	1,729,617
FRB Ser. 05-AR19, Class A1C4, 0.839s, 2045			1,251,867	1,026,531

				67,205,055

Total mortgage-backed securities (cost $305,738,119)				$287,173,749

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.3%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, May 1, 2046			$24,000,000	$25,353,749

				25,353,749
U.S. Government Agency Mortgage Obligations (41.1%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, May 1, 2046			5,000,000	5,598,828
4 1/2s, TBA, May 1, 2046			5,000,000	5,444,531
4s, TBA, May 1, 2046			2,000,000	2,136,875
3 1/2s, TBA, June 1, 2046			49,000,000	51,275,820
3 1/2s, TBA, May 1, 2046			98,000,000	102,723,904
3s, TBA, May 1, 2046			72,000,000	73,828,123

				241,008,081

Total U.S. government and agency mortgage obligations (cost $265,916,916)				$266,361,830

CORPORATE BONDS AND NOTES (32.2%)(a)
			Principal amount	Value

Basic materials (3.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$400,000	$401,000

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			371,000	426,650

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			207,000	203,378

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			70,000	65,100

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			457,000	485,563

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			209,000	238,521

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			471,000	470,411

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			753,000	794,415

Builders FirstSource, Inc. 144A sr. notes 7 5/8s, 2021			30,000	31,575

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			355,000	382,513

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			485,000	483,181

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	442,575

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s, 2025 (Mexico)			250,000	241,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			486,000	467,775

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			750,000	720,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			189,000	178,605

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			463,000	363,455

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			55,000	49,649

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			625,000	684,375

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			681,000	722,711

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			548,000	464,430

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			100,000	100,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			546,000	550,095

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			395,000	379,200

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			487,000	448,649

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			526,000	547,040

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			367,000	370,670

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			187,000	172,040

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			320,000	323,600

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			755,000	779,538

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			45,000	43,650

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			245,000	237,650

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			653,000	651,368

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			105,000	108,413

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			183,000	191,052

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			502,000	530,865

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			247,000	280,036

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			320,000	338,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			140,000	146,650

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			129,000	134,321

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			105,000	111,431

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec. notes 4 7/8s, 2018 (Ireland)			200,000	208,500

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			278,000	327,345

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			285,000	299,963

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			110,000	111,788

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			45,000	45,675

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			70,000	71,575

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			251,000	173,190

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			310,000	308,450

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			285,000	299,250

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			266,000	281,628

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			125,000	116,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			563,000	595,373

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			268,000	280,596

				17,881,883
Capital goods (2.0%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,115,000	1,160,994

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			503,000	560,845

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			280,000	275,100

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			367,000	366,083

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)(FWC)			630,000	630,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			355,000	365,206

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			524,000	510,900

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			240,000	247,650

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			154,000	155,540

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			155,000	161,975

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			553,000	601,388

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			145,000	159,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			237,000	234,038

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			818,000	711,660

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			537,000	540,356

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			158,000	212,718

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			535,000	591,175

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			419,000	385,480

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			514,000	519,140

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			215,000	221,450

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			744,000	767,250

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)		EUR	135,000	155,832

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			$100,000	101,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	103,500

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			437,000	432,630

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			365,000	357,700

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	109,778

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			95,000	95,713

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			540,000	547,425

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			330,000	337,831

				11,620,357
Communication services (4.3%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			400,000	398,000

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			1,000,000	1,000,500

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			350,000	337,838

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	500,320

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	400,796

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	47,138

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			820,000	842,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			618,000	638,085

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			237,000	241,740

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			563,000	591,150

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			112,000	115,640

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			348,000	342,780

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	97,613

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			469,000	442,033

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			381,000	359,093

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			697,000	773,670

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			205,000	223,450

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			250,000	227,500

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			124,000	127,720

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			480,000	438,000

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			610,000	555,100

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			305,000	286,243

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			160,000	148,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	102,063

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			348,000	351,480

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			465,000	478,425

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			142,000	150,343

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			270,000	192,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			190,000	123,025

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			49,000	16,170

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			90,000	29,475

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			140,000	143,921

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			150,000	157,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			475,000	485,688

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			170,000	172,550

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			1,075,000	1,076,344

Numericable-SFR SA 144A sr. bonds 6 1/4s, 2024 (France)			450,000	437,625

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	131,151

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$88,000	91,190

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	413,826

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			745,000	553,163

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			238,000	198,135

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			695,000	708,900

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			656,000	693,720

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			929,000	724,620

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			465,000	375,488

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			658,000	704,060

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			320,000	336,000

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			480,000	502,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			291,000	305,550

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			175,000	178,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			455,000	477,750

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	680,000	868,862

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	115,200	141,979

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	209,790	258,673

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	433,350	528,332

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$662,000	688,480

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	481,500	731,264

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$609,000	552,668

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			811,000	813,028

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)			225,000	200,250

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	290,000	323,906

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$254,000	215,265

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			659,000	502,488

Ziggo Bond Finance BV 144A sr. unsec. bonds 4 5/8s, 2025 (Netherlands)		EUR	115,000	129,545

				25,401,961
Consumer cyclicals (5.4%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			$255,000	264,563

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			240,000	246,000

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			377,000	393,965

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			561,000	503,498

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			512,000	558,327

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			374,000	390,830

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			430,000	348,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			222,000	101,565

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			344,000	356,900

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			535,000	524,300

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	210,375

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			562,000	602,745

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			195,000	206,213

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	244,992

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			165,000	170,775

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			140,000	138,965

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			298,000	276,395

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			865,000	869,325

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			155,000	165,509

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			105,000	109,069

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			440,000	458,700

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)			430,000	434,855

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			80,000	96,542

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			313,000	174,498

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			400,000	422,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			165,000	172,013

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			616,000	645,260

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	488,364

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$195,000	217,612

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	316,901

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$842,000	852,525

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			674,000	522,350

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			355,000	370,088

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			168,000	173,040

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			71,000	67,095

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			280,000	236,600

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			535,000	500,225

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			457,000	518,695

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			190,000	209,475

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			130,000	136,175

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			187,000	197,285

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			56,000	59,500

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			125,000	132,813

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			200,000	206,875

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			580,000	588,700

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			240,000	249,960

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			59,000	60,180

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			175,000	182,875

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			640,000	620,000

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			410,000	437,675

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			67,000	68,675

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			337,000	358,905

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			188,000	136,300

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			260,000	241,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			721,000	598,430

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			220,000	191,400

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			598,000	623,415

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			607,000	631,280

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			315,000	329,175

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			209,000	218,405

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			296,000	302,214

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			513,000	524,543

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			439,000	453,268

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			330,000	332,475

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			265,000	296,800

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			540,000	557,550

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			145,000	151,525

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025			390,000	394,875

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			312,000	319,410

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			18,000	18,743

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			80,000	82,000

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	583,444

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			365,000	371,388

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			122,000	117,425

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			680,000	562,020

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			115,000	73,888

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			345,000	351,684

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			227,000	240,053

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			44,000	45,650

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			366,000	376,065

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			263,000	278,123

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020			20,000	20,800

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			676,000	699,660

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			240,000	254,556

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			25,000	27,000

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			30,000	31,658

Standard Industries, Inc. 144A sr. unsec. notes 6s, 2025			100,000	107,750

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			501,000	522,293

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			50,000	52,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			417,000	408,660

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			747,000	745,133

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			165,000	160,875

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			359,000	374,258

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			493,000	502,860

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	713,000	835,991

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			$420,000	417,900

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			100,000	104,375

				31,528,184
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			795,000	820,838

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			170,000	174,250

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			828,000	873,540

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			310,000	320,075

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			400,000	382,320

BlueLine Rental Finance Corp. 144A notes 7s, 2019			469,000	411,548

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			241,000	216,900

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			926,000	926,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	120,175

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	606,938

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	227,500

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			461,000	469,644

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			285,000	293,194

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			330,000	345,675

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			800,000	552,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			310,000	285,200

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	830,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	156,375

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			85,000	85,638

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			225,000	236,531

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			202,000	205,535

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			320,000	327,600

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			540,000	548,775

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			560,000	596,753

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			112,000	67,200

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			454,000	485,517

				10,565,971
Energy (5.1%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			178,000	172,660

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			208,000	199,680

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			324,000	313,470

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			355,000	278,675

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021			146,000	114,610

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			295,000	224,200

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			41,000	32,390

California Resources Corp. 144A company guaranty notes 8s, 2022			726,000	499,125

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020 (In default)(NON)			325,000	97,500

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada) (In default)(NON)			634,500	282,353

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			411,000	279,480

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			448,000	451,360

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	205,785

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			202,000	129,785

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	103,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			781,000	509,603

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			780,000	865,004

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			394,000	452,871

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 7.288s, 2037 (Russia)			575,000	637,664

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			390,000	85,800

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			765,000	164,475

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			210,000	230,185

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			340,000	355,725

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			100,000	98,375

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			275,000	57,750

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			428,000	419,440

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			340,000	14,450

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021 (In default)(NON)			77,000	6,738

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			993,000	188,670

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			184,000	10

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,166,400

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	145,600

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			180,000	182,700

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			240,000	237,600

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			196,000	175,910

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			324,000	289,170

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s, 2022 (Indonesia)			270,000	278,298

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	397,137

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 7 7/8s, 2019 (Brazil)			960,000	957,600

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 7/8s, 2040 (Brazil)			40,000	31,350

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			347,000	302,758

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)			960,000	853,200

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 3 1/4s, 2017 (Brazil)			1,378,000	1,364,220

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			2,067,000	726,551

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			4,035,000	2,209,163

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			3,438,000	3,034,035

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			5,469,995	3,186,272

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			2,345,000	801,756

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	345,100

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			525,000	467,413

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,603,152

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			95,000	90,383

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			192,000	151,680

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			107,000	87,740

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			220,000	219,450

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			210,000	203,175

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			210,000	205,800

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			175,000	182,438

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			950,000	4,750

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			470,000	136,300

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			365,000	376,406

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			45,000	1,800

SM Energy Co. sr. unsec. sub. notes 5s, 2024			208,000	173,160

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			267,000	241,635

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	103,000	68,136

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$125,000	107,813

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			105,000	20,081

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			70,000	15,400

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			205,000	138,888

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			277,000	232,622

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	338,201

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			469,000	429,135

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			532,000	478,800

				30,130,511
Financials (5.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			778,000	748,825

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			618,000	740,055

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,481,700

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			220,000	222,750

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			163,000	204,973

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4 7/8s, 2018 (Costa Rica)			250,000	251,082

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			148,000	148,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			185,000	194,713

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			175,000	182,092

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	197,046

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			155,000	155,775

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			255,000	264,563

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	325,113

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			315,000	329,963

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			470,000	495,263

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			380,000	398,050

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			215,000	221,317

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			230,000	236,900

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			372,000	354,330

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			373,000	234,524

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	579,690

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			379,000	439,405

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			277,000	294,038

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			371,000	374,710

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			335,000	330,394

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			172,000	48,160

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			161,000	149,730

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			475,000	465,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			440,000	419,650

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	21,850

iStar, Inc. sr. unsec. notes 5s, 2019(R)			25,000	24,250

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097			670,000	843,775

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			320,000	347,200

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			505,000	528,988

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			177,000	183,416

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			185,000	177,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	437,873

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			195,000	149,175

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			228,000	233,130

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			275,000	286,000

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			305,000	298,138

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	104,100

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			560,000	529,200

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			230,000	220,513

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			410,000	382,325

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	94,045

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			235,000	230,022

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)			550,000	590,715

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			600,000	614,250

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			500,000	534,375

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			1,385,000	1,326,138

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			238,000	225,803

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			158,000	123,240

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			480,000	482,400

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	496,022

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			$250,000	230,170

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			456,000	456,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			600,000	628,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			468,000	489,713

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942s, 2023 (Russia)			200,000	199,262

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			2,486,000	2,644,980

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			5,600,000	5,544,000

VTB Bank PJSC via VTB Eurasia, Ltd. 144A unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			450,000	448,875

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			315,000	208,688

				30,823,042
Health care (2.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			455,000	473,200

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			195,000	197,681

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			442,000	396,695

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			305,000	312,244

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			395,000	416,725

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			125,000	131,563

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			410,000	371,050

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			298,000	277,140

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			563,000	471,513

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			489,000	495,113

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			138,000	135,240

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			295,000	283,200

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			200,000	191,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			320,000	314,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			323,000	327,845

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			340,000	353,175

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			1,744,000	1,929,300

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			128,000	144,640

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			120,000	122,700

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			370,000	384,430

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			12,000	12,090

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			329,000	299,390

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			160,000	165,600

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			270,000	278,775

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			310,000	316,885

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			644,000	674,590

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			1,075,000	1,144,875

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			220,000	223,300

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			80,000	81,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			228,000	228,570

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			833,000	891,310

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			80,000	82,400

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			393,000	416,580

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020			390,000	390,488

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			70,000	64,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			53,000	48,031

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			370,000	309,091

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			413,000	345,888

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			90,000	76,275

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			195,000	165,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			282,000	249,746

				14,193,488
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	185,850

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			126,000	27,090

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,085,000	691,688

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			273,000	279,825

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			450,000	462,375

First Data Corp. 144A notes 5 3/4s, 2024			435,000	441,525

First Data Corp. 144A sr. notes 5 3/8s, 2023			375,000	387,656

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			250,000	265,000

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			1,023,000	944,239

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			132,000	139,095

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			430,000	456,875

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			165,000	174,488

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			433,000	382,123

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023			88,000	91,080

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			345,000	350,175

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			286,000	141,570

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	380,000	462,915

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	515,000	620,660

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$532,000	575,943

				7,080,172
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			475,000	456,000

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			864,000	859,680

				1,315,680
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			965,000	969,825

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			160,000	157,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	354,175

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			790,000	797,900

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	116,188

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			85,000	89,994

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			615,000	578,853

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			40,000	39,511

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			783,000	789,656

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			30,000	29,325

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			577,000	668,017

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			321,338	343,831

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			346,000	348,595

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			190,000	177,650

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	81,375

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			441,000	308,700

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			1,375,000	1,429,450

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			195,000	191,284

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			396,000	404,674

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	264,684

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			132,000	123,098

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			457,000	435,293

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			205,000	68,675

				8,768,353

Total corporate bonds and notes (cost $201,794,717)				$189,309,602

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.3%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$5,889,962	$6,405,333

Argentina (Republic of) 144A sr. unsec. notes 7 5/8s, 2046 (Argentina)			992,000	973,813

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			2,373,000	2,405,391

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	6,400	1,879,323

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$100,000	111,250

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			908,655	990,434

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7s, 2044 (Costa Rica)			250,000	230,625

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	678,609

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			65,000	67,438

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			375,000	411,094

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5 1/2s, 2025 (Dominican Republic)			1,650,000	1,643,813

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)			1,900,000	1,662,564

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s, 2017 (Ghana)			317,000	315,050

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	2,873,000	3,052,211

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	3,680,000	3,736,785

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	1,146,472	728,101

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	134,941	85,884

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	1,176,344	754,345

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	866,021	560,216

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	584,559	381,563

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	542,459	359,076

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	591,295	407,253

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	400,059	273,295

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	2,313,586	1,601,239

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	461,295	326,088

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	2,546,624	1,843,212

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	1,271,042	929,016

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,705,993	2,030,043

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	5,744,811	4,457,846

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	1,315,156	1,043,286

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	2,857,365	2,317,926

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$300,000	318,750

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,842,675

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			200,000	222,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			1,355,000	1,346,599

Mexico (Republic of) sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,030,000	1,060,900

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	484,763

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			1,800,000	1,883,250

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 2040 (Ukraine)			648,000	202,364

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2027 (Ukraine)			316,000	293,548

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2026 (Ukraine)			316,000	293,943

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2025 (Ukraine)			316,000	296,822

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2024 (Ukraine)			316,000	299,473

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2023 (Ukraine)			316,000	300,121

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2022 (Ukraine)			316,000	301,669

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2021 (Ukraine)			316,000	302,238

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2020 (Ukraine)			403,000	386,513

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			7,802	7,530

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			100,000	38,375

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	234,000

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			605,000	256,369

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	1,536,656

Total foreign government and agency bonds and notes (cost $58,803,360)				$54,571,180

SENIOR LOANS (1.7%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$539,181	$529,520

Asurion, LLC bank term loan FRN 8 1/2s, 2021			329,000	315,840

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			319,198	211,469

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			511,063	321,118

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			1,955,958	1,838,600

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			164,175	152,375

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			589,500	523,181

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			82,983	82,464

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			409,045	408,636

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			202,049	193,209

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			488,519	366,390

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.189s, 2019			743,000	553,303

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021			363,161	362,821

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			238,800	238,576

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6s, 2022			180,000	173,100

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			200,000	176,667

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			374,063	352,866

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			663,481	631,017

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			181,763	172,258

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			280,013	276,862

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023			339,150	340,906

ROC Finance, LLC bank term loan FRN 5s, 2019			590,187	560,678

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			134,913	125,132

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			265,501	256,872

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			1,053,286	359,434

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			10,810	3,689

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			236,196	229,504

Total senior loans (cost $11,308,346)				$9,756,487

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.88)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.88		$91,386,200	$396,616

1.55/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.55		91,386,200	367,373

Barclays Bank PLC

(1.809)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.809		91,386,200	594,924

1.481/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.481		91,386,200	244,915

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		87,981,400	88

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		9,241,300	181,943

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		9,241,300	71,093

Goldman Sachs International

(1.835)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.835		91,386,200	594,010

1.4825/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.4825		91,386,200	293,350

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82		46,677,200	31,741

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306		46,677,200	29,873

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		87,981,400	88

JPMorgan Chase Bank N.A.

(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15		46,677,200	55,079

0.8725/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.8725		46,677,200	48,078

Total purchased swap options outstanding (cost $4,701,572)				$2,909,171

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/$101.52		$23,000,000	$132,710

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.39		23,000,000	122,360

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.98		23,000,000	132,710

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/102.03		21,000,000	125,580

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.16		32,000,000	39,360

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.30		21,000,000	30,870

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.91		32,000,000	28,480

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.22		21,000,000	27,930

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.11		21,000,000	24,360

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.84		21,000,000	17,220

Total purchased options outstanding (cost $2,022,191)				$681,580

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			16,265	$407,764

M/I Homes, Inc. Ser. A, $2.438 pfd.			7,770	194,328

Total preferred stocks (cost $571,359)				$602,092

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$236,613

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			156,000	106,080

Total convertible bonds and notes (cost $355,523)				$342,693

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			22,950	$230

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	230

Tribune Media Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $149,872)				$23,701

SHORT-TERM INVESTMENTS (9.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	34,089,948	$34,089,948

U.S. Treasury Bills 0.17%, July 7, 2016			501,000	500,848

U.S. Treasury Bills 0.25%, May 19, 2016(SEG)(SEGSF)(SEGCCS)			8,398,000	8,397,387

U.S. Treasury Bills 0.25%, May 12, 2016(SEG)(SEGSF)(SEGCCS)			5,976,000	5,975,761

U.S. Treasury Bills 0.19%, May 5, 2016(SEG)(SEGSF)(SEGCCS)			8,067,000	8,066,919

Total short-term investments (cost $57,030,158)				$57,030,863

TOTAL INVESTMENTS

Total investments (cost $908,392,133)(b)				$868,762,948

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $330,267,054) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$4,213,709	$4,199,851	$13,858
	British Pound	Sell	6/15/16	47,347	69,876	22,529
	Canadian Dollar	Sell	7/21/16	3,619,380	3,519,130	(100,250)
	Chilean Peso	Sell	7/21/16	533,908	522,613	(11,295)
	Czech Koruna	Sell	6/15/16	308,707	190,628	(118,079)
	Euro	Buy	6/15/16	5,967,427	5,921,010	46,417
	Euro	Sell	6/15/16	5,986,804	5,809,454	(177,350)
	Hong Kong Dollar	Sell	5/18/16	2,960,255	2,941,978	(18,277)
	Japanese Yen	Sell	5/18/16	3,147,668	2,944,149	(203,519)
	New Zealand Dollar	Buy	7/21/16	8,049,479	7,912,874	136,605
	Norwegian Krone	Buy	6/15/16	2,954,352	2,931,581	22,771
	South Korean Won	Buy	5/18/16	3,078,859	2,906,379	172,480
	South Korean Won	Sell	5/18/16	3,078,859	2,839,293	(239,566)
	Swedish Krona	Buy	6/15/16	1,385,409	1,332,596	52,813
Barclays Bank PLC
	Australian Dollar	Sell	7/21/16	77,077	12,489	(64,588)
	Canadian Dollar	Sell	7/21/16	3,542,230	3,437,374	(104,856)
	Euro	Buy	6/15/16	2,918,821	2,923,276	(4,455)
	Japanese Yen	Sell	5/18/16	6,126,774	5,863,487	(263,287)
	New Zealand Dollar	Sell	7/21/16	1,484,151	1,458,491	(25,660)
	Norwegian Krone	Sell	6/15/16	7,738,934	7,287,926	(451,008)
	Swedish Krona	Buy	6/15/16	6,095,290	5,797,806	297,484
	Swiss Franc	Buy	6/15/16	265,785	254,993	10,792
Citibank, N.A.
	Brazilian Real	Sell	7/1/16	116,786	110,187	(6,599)
	British Pound	Buy	6/15/16	5,017,859	4,885,449	132,410
	Canadian Dollar	Sell	7/21/16	1,025,034	905,906	(119,128)
	Euro	Sell	6/15/16	92,295	24,140	(68,155)
	Mexican Peso	Sell	7/21/16	804,604	791,098	(13,506)
	New Zealand Dollar	Buy	7/21/16	8,062,622	7,912,534	150,088
	Singapore Dollar	Buy	5/18/16	6,413,780	6,195,616	218,164
	Singapore Dollar	Sell	5/18/16	6,413,780	6,143,478	(270,302)
	South Korean Won	Buy	5/18/16	3,118,111	2,946,616	171,495
	South Korean Won	Sell	5/18/16	3,118,111	2,972,063	(146,048)
Credit Suisse International
	Australian Dollar	Buy	7/21/16	3,008,591	3,053,472	(44,881)
	British Pound	Sell	6/15/16	2,989,117	2,920,360	(68,757)
	Canadian Dollar	Sell	7/21/16	3,383,624	3,243,042	(140,582)
	Euro	Sell	6/15/16	2,949,777	2,800,750	(149,027)
	Hong Kong Dollar	Sell	5/18/16	2,236,295	2,210,479	(25,816)
	Japanese Yen	Buy	5/18/16	3,061,074	2,873,275	187,799
	Japanese Yen	Sell	5/18/16	3,061,074	2,999,954	(61,120)
	New Taiwan Dollar	Buy	5/18/16	2,910,559	2,869,782	40,777
	New Taiwan Dollar	Sell	5/18/16	2,910,559	2,814,749	(95,810)
	New Zealand Dollar	Buy	7/21/16	3,119,207	3,063,057	56,150
	Norwegian Krone	Sell	6/15/16	9,829,962	9,427,307	(402,655)
Deutsche Bank AG
	Japanese Yen	Buy	5/18/16	3,064,174	2,916,287	147,887
	Japanese Yen	Sell	5/18/16	3,064,174	2,701,029	(363,145)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	7,758,657	7,772,194	(13,537)
	British Pound	Sell	6/15/16	2,535,964	2,527,493	(8,471)
	Canadian Dollar	Buy	7/21/16	3,005,842	2,763,180	242,662
	Euro	Sell	6/15/16	2,995,867	2,888,253	(107,614)
	Japanese Yen	Sell	5/18/16	252,204	26,437	(225,767)
	New Zealand Dollar	Sell	7/21/16	1,085,540	1,140,849	55,309
	Norwegian Krone	Buy	6/15/16	2,857,051	2,809,177	47,874
	Singapore Dollar	Buy	5/18/16	22,745	22,644	101
	Singapore Dollar	Sell	5/18/16	22,745	21,432	(1,313)
	South Korean Won	Buy	5/18/16	3,065,604	2,923,155	142,449
	South Korean Won	Sell	5/18/16	3,065,604	2,890,586	(175,018)
	Swedish Krona	Buy	6/15/16	29,595	183,895	(154,300)
HSBC Bank USA, National Association
	Canadian Dollar	Sell	7/21/16	2,671,895	2,558,078	(113,817)
	Euro	Sell	6/15/16	5,874,215	5,554,326	(319,889)
	Hong Kong Dollar	Sell	5/18/16	2,956,439	2,938,487	(17,952)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	3,073,466	3,112,018	(38,552)
	British Pound	Sell	6/15/16	2,575,565	2,512,212	(63,353)
	Canadian Dollar	Buy	7/21/16	1,336,744	1,317,127	19,617
	Euro	Sell	6/15/16	4,446,334	4,232,100	(214,234)
	Hong Kong Dollar	Sell	5/18/16	3,024,388	3,015,685	(8,703)
	Japanese Yen	Sell	5/18/16	2,926,799	2,683,046	(243,753)
	New Zealand Dollar	Buy	7/21/16	4,629,297	4,592,914	36,383
	Norwegian Krone	Sell	6/15/16	3,342,175	2,889,028	(453,147)
	Singapore Dollar	Buy	5/18/16	3,265,574	3,121,422	144,152
	Singapore Dollar	Sell	5/18/16	3,265,574	3,076,972	(188,602)
	South Korean Won	Buy	5/18/16	3,217,376	3,041,114	176,262
	South Korean Won	Sell	5/18/16	3,217,376	3,041,180	(176,196)
	Swedish Krona	Sell	6/15/16	10,688,261	10,628,111	(60,150)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/21/16	5,575,559	5,609,434	(33,875)
	British Pound	Buy	6/15/16	147,446	117,096	30,350
	Canadian Dollar	Sell	7/21/16	5,088,030	4,967,036	(120,994)
	Euro	Sell	6/15/16	2,994,720	2,620,885	(373,835)
	Japanese Yen	Buy	5/18/16	3,274,568	2,886,806	387,762
	Japanese Yen	Sell	5/18/16	3,274,568	3,110,309	(164,259)
	New Zealand Dollar	Sell	7/21/16	8,008,797	7,882,366	(126,431)
	Norwegian Krone	Sell	6/15/16	6,259,225	5,764,187	(495,038)
	Swedish Krona	Buy	6/15/16	6,228,586	6,146,729	81,857
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	2,831,396	2,905,645	(74,249)
	Brazilian Real	Sell	7/1/16	1,744,170	1,664,545	(79,625)
	Canadian Dollar	Buy	7/21/16	4,435,757	4,369,679	66,078
	Euro	Sell	6/15/16	3,084,035	2,907,004	(177,031)
	New Taiwan Dollar	Buy	5/18/16	2,956,668	2,917,477	39,191
	New Taiwan Dollar	Sell	5/18/16	2,956,668	2,858,473	(98,195)
	South Korean Won	Buy	5/18/16	6,355,087	5,996,585	358,502
	South Korean Won	Sell	5/18/16	6,355,087	5,959,087	(396,000)
UBS AG
	Australian Dollar	Sell	7/21/16	386,599	387,309	710
	British Pound	Buy	6/15/16	1,598,531	1,591,397	7,134
	Canadian Dollar	Sell	7/21/16	3,463,565	3,350,772	(112,793)
	Euro	Buy	6/15/16	5,721,842	5,668,757	53,085
	Japanese Yen	Buy	5/18/16	3,038,144	2,977,904	60,240
	Japanese Yen	Sell	5/18/16	3,038,144	2,906,046	(132,098)
	New Taiwan Dollar	Buy	5/18/16	2,910,559	2,871,793	38,766
	New Taiwan Dollar	Sell	5/18/16	2,910,559	2,827,766	(82,793)
	New Zealand Dollar	Buy	7/21/16	2,942,920	2,889,245	53,675
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	2,680,981	2,567,329	113,652
	New Zealand Dollar	Buy	7/21/16	1,431,439	1,404,394	27,045

Total						$(4,745,930)

FUTURES CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	22	$3,592,875	Jun-16	$(11,888)
U.S. Treasury Bond Ultra 30 yr (Long)	45	7,710,469	Jun-16	(190,668)
U.S. Treasury Note 10 yr (Short)	209	27,183,063	Jun-16	255,600
U.S. Treasury Note Ultra 10 yr (Short)	24	3,373,500	Jun-16	(26,641)

Total				$26,403

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/16 (premiums $9,341,919) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(1.715)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	$45,693,100	$435,455
1.715/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	45,693,100	479,321
Barclays Bank PLC

(1.645)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	45,693,100	307,971
1.645/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	45,693,100	653,868
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	87,981,400	88
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	87,981,400	88
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	9,241,300	407,264
Goldman Sachs International

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	175,962,800	176
(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	46,677,200	27,540
(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	46,677,200	28,940
(1.65875)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	45,693,100	360,519
1.65875/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	45,693,100	662,093
JPMorgan Chase Bank N.A.

1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	46,677,200	19,138
1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	46,677,200	33,608
(1.0025)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.0025	46,677,200	45,277
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	2,701,190

Total			$6,162,536

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $2,022,188) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/$100.80	$23,000,000	$81,650
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	23,000,000	74,520
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	23,000,000	48,530
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	23,000,000	44,160
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	23,000,000	80,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	21,000,000	75,390
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	23,000,000	46,920
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	21,000,000	42,840
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.45	32,000,000	15,360
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.63	21,000,000	12,810
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.56	21,000,000	11,760
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.20	32,000,000	10,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	21,000,000	9,870
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.19	21,000,000	6,930
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.75	32,000,000	5,760
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	21,000,000	5,040
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.91	21,000,000	4,830
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.50	32,000,000	4,160
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	21,000,000	3,780
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.53	21,000,000	2,730

Total			$588,420

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$11,591,775	$(284,033)	$202,276
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	11,591,775	(294,535)	137,131
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	21,148,700	(139,835)	(11,632)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	42,297,400	(297,139)	(39,337)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	11,591,775	(308,434)	(283,883)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	11,591,775	(324,570)	(304,864)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	50,772,000	336,365	332,558
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	50,772,000	324,570	319,356
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	42,297,400	129,515	(36,376)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	84,594,800	270,703	(62,600)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	50,772,000	292,310	(237,105)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	50,772,000	289,400	(315,802)

Total			$(5,683)	$(300,278)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/16 (proceeds receivable $51,148,672) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, May 1, 2046	$49,000,000	5/12/16	$51,361,952

Total			$51,361,952

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Payments
Swap counterparty/		premium	Termination	made by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	fund per annum	appreciation

JPMorgan Chase Bank N.A.
MXN	84,723,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$44,524
MXN	51,234,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	21,985

Total		$—	$66,509

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$103,178,300		$(130,392)	4/7/18	3 month USD-LIBOR-BBA	1.149%	$390,686
		48,366,900		628,132	3/30/26	1.91%	3 month USD-LIBOR-BBA	(408,660)
		15,768,000	(E)	(117,799)	6/15/26	1.60%	3 month USD-LIBOR-BBA	64,353
		246,538,082	(E)	519,706	6/15/18	3 month USD-LIBOR-BBA	0.85%	48,079
		13,888,000	(E)	(12,806)	6/15/21	3 month USD-LIBOR-BBA	1.15%	(100,939)
		18,222,400		(241)	3/16/26	3 month USD-LIBOR-BBA	1.79701%	206,986
		299,744,600	(E)	673,794	6/15/18	1.20%	3 month USD-LIBOR-BBA	(834,522)
		62,264,956	(E)	436,787	6/15/26	1.85%	3 month USD-LIBOR-BBA	(311,887)
		49,090,300	(E)	345,780	6/15/26	1.90%	3 month USD-LIBOR-BBA	(475,944)
		14,253,000	(E)	10,901	6/15/21	3 month USD-LIBOR-BBA	1.45%	129,457
		25,025,900	(E)	6,839	6/15/21	1.45%	3 month USD-LIBOR-BBA	(201,327)
		13,300,900		(176)	3/17/26	1.787%	3 month USD-LIBOR-BBA	(138,102)
		18,222,400		(241)	3/16/26	3 month USD-LIBOR-BBA	1.79882%	210,107
		18,222,400		(241)	3/16/26	3 month USD-LIBOR-BBA	1.8005%	213,006
		18,222,400		(241)	3/16/26	3 month USD-LIBOR-BBA	1.80312%	217,530
		18,222,400		(241)	3/16/26	3 month USD-LIBOR-BBA	1.80242%	216,311
		69,808,126	(E)	(97,817)	6/15/21	3 month USD-LIBOR-BBA	1.40%	312,236
		8,886,400	(E)	42,818	6/15/46	3 month USD-LIBOR-BBA	2.20%	26,831
		502,400	(E)	(3,425)	6/15/46	3 month USD-LIBOR-BBA	2.25%	1,559
		870,600		(30)	4/5/46	2.2375%	3 month USD-LIBOR-BBA	(9,042)
		7,255,000		162,120	4/5/46	2.27%	3 month USD-LIBOR-BBA	31,551
		7,255,000		(95,094)	4/5/46	3 month USD-LIBOR-BBA	2.19%	(101,055)
		23,700,000		(313)	3/18/26	1.78722%	3 month USD-LIBOR-BBA	(245,625)
		23,700,000		(313)	3/18/26	1.79757%	3 month USD-LIBOR-BBA	(268,860)
		12,518,200		(165)	3/21/26	1.7325%	3 month USD-LIBOR-BBA	(63,257)
		12,518,200		(165)	3/21/26	1.73%	3 month USD-LIBOR-BBA	(60,293)
		8,259,000	(E)	(121,267)	6/15/26	1.605%	3 month USD-LIBOR-BBA	(29,757)
		29,796,000	(E)	185,739	6/15/21	1.4003%	3 month USD-LIBOR-BBA	10,271
		2,902,000		(38)	3/30/26	1.73%	3 month USD-LIBOR-BBA	(12,827)
		8,945,300		(84)	4/14/21	1.152%	3 month USD-LIBOR-BBA	38,249
		3,410,000	(E)	59,274	6/15/26	3 month USD-LIBOR-BBA	1.6005%	20,046
		48,125,100		(347)	4/21/26	3 month USD-LIBOR-BBA	1.595%	(453,458)
	AUD	127,329,000	(E)	(101,619)	6/15/18	3 month AUD-BBR-BBSW	1.93%	(220,507)
	AUD	66,000	(E)	(252)	6/15/26	3 month AUD-BBR-BBSW	2.55%	(689)
	AUD	44,514,000	(E)	107,177	6/15/21	2.25%	3 month AUD-BBR-BBSW	258,165
	AUD	23,226,000	(E)	(49,468)	6/15/21	3 month AUD-BBR-BBSW	2.50%	81,446
	AUD	12,296,000	(E)	(1,396)	6/15/18	2.20%	3 month AUD-BBR-BBSW	(39,345)
	AUD	5,292,000	(E)	7,017	6/15/26	2.80%	3 month AUD-BBR-BBSW	(48,157)
	AUD	55,529,000	(E)	43,856	6/15/18	2.2001%	3 month AUD-BBR-BBSW	(127,563)
	AUD	10,123,000	(E)	100,833	6/15/26	2.8005%	3 month AUD-BBR-BBSW	(5,055)
	CAD	86,200,000		(129,301)	6/17/17	3 month CAD-BA-CDOR	0.92%	(184,389)
	CAD	43,100,000		(122)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(160,101)
	CAD	35,385,000		(101)	10/23/17	3 month CAD-BA-CDOR	0.81%	(88,973)
	CAD	36,635,000		(104)	10/23/17	3 month CAD-BA-CDOR	0.805%	(94,272)
	CAD	36,480,000		300,857	11/2/25	1.965%	3 month CAD-BA-CDOR	(692,524)
	CAD	38,516,000		(103)	2/2/18	0.68%	3 month CAD-BA-CDOR	198,251
	CAD	10,144,000		(95)	2/2/26	3 month CAD-BA-CDOR	1.5125%	(100,672)
	CAD	8,117,000		(76)	2/2/26	3 month CAD-BA-CDOR	1.505%	(85,183)
	CAD	48,126,000		(128)	2/2/18	0.675%	3 month CAD-BA-CDOR	251,534
	CAD	208,258,000	(E)	34,155	6/15/18	3 month CAD-BA-CDOR	0.75%	(944,808)
	CAD	36,239,000	(E)	17,099	6/15/21	0.90%	3 month CAD-BA-CDOR	438,641
	CAD	17,190,000	(E)	(139,648)	6/15/26	1.40%	3 month CAD-BA-CDOR	262,708
	CAD	27,433,900	(E)	(3,311)	6/15/18	0.90%	3 month CAD-BA-CDOR	60,556
	CAD	30,112,000		(85)	3/11/18	0.89%	3 month CAD-BA-CDOR	60,988
	CAD	24,845,000	(E)	124,255	6/15/21	3 month CAD-BA-CDOR	0.9003%	(164,472)
	CAD	11,388,000	(E)	(1,734)	6/15/18	0.8501%	3 month CAD-BA-CDOR	33,773
	CHF	11,584,000	(E)	(35,185)	6/15/26	6 month CHF-LIBOR-BBA	0.15%	65,441
	CHF	36,760,000	(E)	(31,385)	6/15/18	0.90%	6 month CHF-LIBOR-BBA	(193,937)
	CHF	38,790,000	(E)	(123,153)	6/15/21	6 month CHF-LIBOR-BBA	0.65%	137,697
	CHF	7,387,000	(E)	(29)	6/15/18	6 month CHF-LIBOR-BBA	0.7425%	8,095
	CHF	38,690,000	(E)	63,542	6/15/18	6 month CHF-LIBOR-BBA	0.6503%	30,873
	CHF	7,338,000	(E)	(17)	6/15/18	6 month CHF-LIBOR-BBA	0.748%	8,910
	CHF	2,785,000	(E)	(6,800)	6/15/26	6 month CHF-LIBOR-BBA	0.1505%	17,543
	EUR	57,530,000	(E)	(173,757)	6/15/21	0.00%	6 month EUR-EURIBOR-REUTERS	138,423
	EUR	26,817,000	(E)	391,943	6/15/26	6 month EUR-EURIBOR-REUTERS	0.50%	(170,820)
	EUR	23,514,000	(E)	(59,965)	6/15/21	6 month EUR-EURIBOR-REUTERS	0.10%	(51,699)
	EUR	12,477,000	(E)	(44,222)	6/15/26	0.60%	6 month EUR-EURIBOR-REUTERS	75,359
	EUR	18,331,000	(E)	(245,918)	6/15/26	0.5005%	6 month EUR-EURIBOR-REUTERS	137,713
	GBP	70,667,000	(E)	(140,427)	6/15/18	0.75%	6 month GBP-LIBOR-BBA	150,441
	GBP	23,248,000	(E)	(108,206)	6/15/21	0.975%	6 month GBP-LIBOR-BBA	194,386
	GBP	2,832,000	(E)	80,924	6/15/26	6 month GBP-LIBOR-BBA	1.40%	11,497
	GBP	38,000	(E)	(129)	6/15/18	0.70%	6 month GBP-LIBOR-BBA	82
	GBP	29,966,000	(E)	(14,883)	6/15/18	6 month GBP-LIBOR-BBA	0.90%	(7,746)
	GBP	18,466,000	(E)	31,541	6/15/18	6 month GBP-LIBOR-BBA	0.7501%	(44,412)
	GBP	68,000	(E)	559	6/15/26	6 month GBP-LIBOR-BBA	1.4005%	(1,103)
	JPY	293,484,000		(43)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	577,765
	JPY	375,884,000		(90)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	437,265
	JPY	293,484,000		(44)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(494,725)
	JPY	375,884,000		(100)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(377,608)
	JPY	1,898,052,000	(E)	(159)	6/15/21	0.065%	6 month JPY-LIBOR-BBA	(9,381)
	JPY	336,295,000	(E)	(102)	6/15/46	0.6725%	6 month JPY-LIBOR-BBA	(60,167)
	NOK	475,772,000	(E)	(20,448)	6/15/18	6 month NOK-NIBOR-NIBR	0.80%	(227,376)
	NOK	95,309,000	(E)	70,447	6/15/26	6 month NOK-NIBOR-NIBR	1.55%	(111,486)
	NOK	46,993,000	(E)	(12,925)	6/15/21	1.05%	6 month NOK-NIBOR-NIBR	38,826
	NOK	21,054,000		(33)	3/10/26	1.56%	6 month NOK-NIBOR-NIBR	29,627
	NOK	28,683,000		(45)	3/17/26	1.60%	6 month NOK-NIBOR-NIBR	27,341
	NOK	122,344,000	(E)	(87,054)	6/15/18	0.70%	6 month NOK-NIBOR-NIBR	(3,925)
	NOK	22,786,000	(E)	27,435	6/15/26	1.5505%	6 month NOK-NIBOR-NIBR	70,800
	NZD	15,535,000	(E)	20,828	6/15/26	3.10%	3 month NZD-BBR-FRA	(64,378)
	NZD	21,614,000	(E)	4,837	6/15/18	3 month NZD-BBR-FRA	2.40%	42,204
	NZD	66,931,000	(E)	(53,993)	6/15/21	2.70%	3 month NZD-BBR-FRA	(389,313)
	NZD	2,495,000	(E)	(10,718)	6/15/21	3 month NZD-BBR-FRA	2.7003%	1,807
	NZD	21,427,000	(E)	33,035	6/15/18	2.4001%	3 month NZD-BBR-FRA	(4,039)
	SEK	137,862,000	(E)	9,767	6/15/21	0.35%	3 month SEK-STIBOR-SIDE	74,265
	SEK	84,545,000	(E)	18,407	6/15/26	3 month SEK-STIBOR-SIDE	1.20%	(62,174)
	SEK	52,469,000	(E)	(3,428)	6/15/21	3 month SEK-STIBOR-SIDE	0.3503%	(27,877)
	SEK	25,597,000	(E)	(3,176)	6/15/26	1.2005%	3 month SEK-STIBOR-SIDE	21,068

	Total			$2,374,991	$(2,893,683)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$904,576	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$5,828
	328,602	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	305
	777,384	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,999
	795,234	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	737
	98,042	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	453
	422,408	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,337
	1,938,018	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,796
	2,736,268	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,234
	921,390	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,810)
	1,272,479	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,885
	766,009	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,543
	971,434	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,493
	1,451,334	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,702
	208,262	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	962
	3,489,710	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,772)
	1,329,565	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,178
	4,811,914	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(32,510)
	6,537,848	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,965)
	4,310,770	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,597
	26,014,596	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,126
	14,985,583	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,364)
EUR	6,626,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(48,664)
EUR	3,313,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(21,456)
EUR	4,713,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(27,798)
Citibank, N.A.
	$1,531,175	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	537
	3,483,903	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,222
	532,166	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	187
Credit Suisse International
	1,161,301	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	407
	1,102,209	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,484)
	2,030,869	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	9,392
	2,136,504	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,881)
	2,344,957	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,942)
	2,168,783	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	10,030
	1,236,605	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,355
	99,109	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	670
	93,144	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	547
	817,267	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,795
	1,564,970	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	8,449
	431,261	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,328
	246,704	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,332
	7,256,750	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	49,045
	2,602,217	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,587
	2,566,591	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	15,874
	4,307,361	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,101)
Deutsche Bank AG
	1,102,209	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,484)
Goldman Sachs International
	1,134,513	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,837
	456,590	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,108
	2,244,404	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,460
	2,244,404	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,460
	698,139	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,207)
	262,271	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(829)
	544,653	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,802
	81,916	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	421
	1,458,036	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,714
	547,976	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,819
	1,095,897	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,638
	32,846	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	152
	492,136	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,555)
	956,442	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,023)
	590,509	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,866)
	45,246	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(143)
	120,692	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(381)
	5,108,625	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	32,913
	4,421,066	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,483
	3,583,032	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,207
	3,344,837	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,035)
	3,949,625	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	23,173
	3,128,601	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	18,356
	1,651,060	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,687
	2,582,234	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,452
	2,679,218	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(14,464)
EUR	23,854,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(254,239)
EUR	7,876,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(83,943)
EUR	6,626,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	(15,478)
EUR	6,626,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(30,781)
EUR	6,626,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(80,249)
EUR	3,884,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(16,099)
JPMorgan Chase Bank N.A.
	$6,653,466	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	44,951
	3,860,407	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,081
	1,283,263	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,670
	3,583,354	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,209
	3,344,837	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,035)
EUR	3,313,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(54,009)
EUR	3,313,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(50,534)
EUR	4,155,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(18,465)
EUR	3,418,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(14,168)

Total		$—	$(420,209)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$1,585
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	898
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	2,752
	CMBX NA BBB- Index	BBB-/P	38,247	671,000	5/11/63	300 bp	(336)
	Credit Suisse International
	CMBX NA BB Index	—	(104,332)	5,911,000	5/11/63	(500 bp)	433,488
	CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	42,981
	CMBX NA BBB- Index	BBB-/P	29,907	2,066,000	5/11/63	300 bp	(88,888)
	CMBX NA BBB- Index	BBB-/P	43,853	3,339,000	5/11/63	300 bp	(147,665)
	CMBX NA BBB- Index	BBB-/P	307,478	8,639,000	1/17/47	300 bp	(399,193)
	CMBX NA BBB- Index	BBB-/P	901,616	12,069,000	1/17/47	300 bp	(85,628)
	CMBX NA BBB- Index	BBB-/P	861,633	25,120,000	1/17/47	300 bp	(1,193,183)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(2,269)	328,000	5/11/63	300 bp	(21,129)
	CMBX NA BBB- Index	BBB-/P	1,834	68,000	1/17/47	300 bp	(3,729)
	CMBX NA BBB- Index	BBB-/P	1,683	169,000	1/17/47	300 bp	(12,141)
	CMBX NA BBB- Index	BBB-/P	678	190,000	1/17/47	300 bp	(14,864)
	CMBX NA BBB- Index	BBB-/P	681	191,000	1/17/47	300 bp	(14,942)
	CMBX NA BBB- Index	BBB-/P	1,714	401,000	1/17/47	300 bp	(31,088)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(31,372)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(31,372)
	CMBX NA BBB- Index	BBB-/P	2,668	680,000	1/17/47	300 bp	(52,956)
	CMBX NA BB Index	—	(7,082)	828,000	5/11/63	(500 bp)	68,321
	CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	39,346
	CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	22,484
	CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	29,329
	CMBX NA BB Index	—	1,936	115,000	5/11/63	(500 bp)	12,408
	CMBX NA BB Index	—	861	84,000	5/11/63	(500 bp)	8,511
	CMBX NA BB Index	—	100	82,000	5/11/63	(500 bp)	7,567
	CMBX NA BB Index	—	(3,352)	324,000	1/17/47	(500 bp)	42,775
	CMBX NA BB Index	—	(299)	150,000	1/17/47	(500 bp)	21,056
	CMBX NA BBB- Index	BBB-/P	583	51,000	5/11/63	300 bp	(2,350)
	CMBX NA BBB- Index	BBB-/P	(206)	77,000	5/11/63	300 bp	(4,633)
	CMBX NA BBB- Index	BBB-/P	(514)	128,000	5/11/63	300 bp	(7,874)
	CMBX NA BBB- Index	BBB-/P	(1,365)	170,000	5/11/63	300 bp	(11,140)
	CMBX NA BBB- Index	BBB-/P	(1,815)	181,000	5/11/63	300 bp	(12,223)
	CMBX NA BBB- Index	BBB-/P	(3,299)	198,000	5/11/63	300 bp	(14,684)
	CMBX NA BBB- Index	BBB-/P	(2,967)	272,000	5/11/63	300 bp	(18,607)
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	(35,790)
	CMBX NA BBB- Index	BBB-/P	14,507	349,000	1/17/47	300 bp	(14,041)
	CMBX NA BBB- Index	BBB-/P	17,607	408,000	1/17/47	300 bp	(15,767)
	CMBX NA BBB- Index	BBB-/P	16,424	408,000	1/17/47	300 bp	(16,950)
	CMBX NA BBB- Index	BBB-/P	16,424	408,000	1/17/47	300 bp	(16,950)
	CMBX NA BBB- Index	BBB-/P	9,570	454,000	1/17/47	300 bp	(27,567)
	CMBX NA BBB- Index	BBB-/P	13,682	457,000	1/17/47	300 bp	(23,700)
	CMBX NA BBB- Index	BBB-/P	23,756	575,000	1/17/47	300 bp	(23,279)
	CMBX NA BBB- Index	BBB-/P	89,605	646,000	1/17/47	300 bp	36,763
	CMBX NA BBB- Index	BBB-/P	21,210	700,000	1/17/47	300 bp	(36,050)
	CMBX NA BBB- Index	BBB-/P	25,565	863,000	1/17/47	300 bp	(45,028)
	CMBX NA BBB- Index	BBB-/P	243,349	1,223,000	1/17/47	300 bp	143,307
	CMBX NA BBB- Index	BBB-/P	45,151	1,417,000	1/17/47	300 bp	(70,760)
	CMBX NA BBB- Index	BBB-/P	66,630	2,152,000	1/17/47	300 bp	(109,403)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(20,586)	323,000	5/11/63	(300 bp)	(2,013)
	CMBX NA BBB- Index	BBB-/P	25,838	467,000	1/17/47	300 bp	(12,362)
	CMBX NA BBB- Index	BBB-/P	21,709	856,000	1/17/47	300 bp	(48,312)
	CMBX NA BBB- Index	BBB-/P	49,261	934,000	1/17/47	300 bp	(27,140)
	CMBX NA BBB- Index	BBB-/P	24,809	949,000	1/17/47	300 bp	(52,819)

	Total		$2,834,573	$(1,864,357)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $587,258,419.
(b)	The aggregate identified cost on a tax basis is $920,243,374, resulting in gross unrealized appreciation and depreciation of $5,485,095 and $56,965,521, respectively, or net unrealized depreciation of $51,480,426.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$28,926,448	$169,830,704	$164,667,204	$46,251	$34,089,948
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $328,270,193 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.4%
	Greece	2.9
	Russia	2.0
	Venezuela	1.4
	Argentina	1.3
	Canada	0.8
	Brazil	0.8
	Mexico	0.6
	Luxembourg	0.6
	Indonesia	0.5
	Other	2.7

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $13,450,017 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,580,333 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	—	—	460
Total common stocks	—	—	23,701
Convertible bonds and notes	—	342,693	—
Corporate bonds and notes	—	189,309,592	10
Foreign government and agency bonds and notes	—	54,571,180	—
Mortgage-backed securities	—	269,788,698	17,385,051
Preferred stocks	407,764	194,328	—
Purchased options outstanding	—	681,580	—
Purchased swap options outstanding	—	2,909,171	—
Senior loans	—	9,756,487	—
U.S. government and agency mortgage obligations	—	266,361,830	—
Short-term investments	34,089,948	22,940,915	—

Totals by level	$34,497,712	$816,856,474	$17,408,762

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(4,745,930)	$—
Futures contracts	26,403	—	—
Written options outstanding	—	(588,420)	—
Written swap options outstanding	—	(6,162,536)	—
Forward premium swap option contracts	—	(300,278)	—
TBA sale commitments	—	(51,361,952)	—
Interest rate swap contracts	—	(5,202,165)	—
Total return swap contracts	—	(420,209)	—
Credit default contracts	—	(4,698,930)	—

Totals by level	$26,403	$(73,480,420)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of July 31, 2015	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of April 30, 2016
Common stocks*:
Consumer cyclicals	$23,241	$—	$—	$—	$—	$—	$—	$—	$23,241
Energy	1,836	—	—	(1,376)	—	—	—	—	460
Total common stocks	$25,077	$—	$—	$(1,376)	$—	$—	$—	$—	$23,701
Corporate bonds and notes	$13	—	—	(3)	—	—	—	—	$10
Mortgage-backed securities	$7,399,831	(1,101,211)	(66,553)	(142,961)	13,232,226	(1,690,860)	635,300	(880,721)	$17,385,051

Totals	$7,424,921	$(1,101,211)	$(66,553)	$(144,340)	$13,232,226	$(1,690,860)	$635,300	$(880,721)	$17,408,762

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $44,351 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$864,155	$5,563,085
Foreign exchange contracts	4,063,375	8,809,305
Interest rate contracts	12,783,204	21,839,658

Total	$17,710,734	$36,212,048

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$171,300,000
Purchased swap option contracts (contract amount)		$1,458,000,000
Written TBA commitment option contracts (contract amount)		$335,100,000
Written swap option contracts (contract amount)		$1,592,600,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$525,300,000
OTC interest rate swap contracts (notional)		$76,700,000
Centrally cleared interest rate swap contracts (notional)		$3,405,700,000
OTC total return swap contracts (notional)		$282,400,000
OTC credit default contracts (notional)		$84,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$66,509	$—	$—	$—	$—	$—	$—	$66,509
	Centrally cleared interest rate swap contracts§	—	—	1,408,025	—	—	—	—	—	—	—	—	—	—	—	—	1,408,025
	OTC Total return swap contracts*#	—	68,175	—	1,946	128,811	—	211,682	—	103,911	—	—	—	—	—	—	514,525
	OTC Credit default contracts*#	—	—	—	—	583,947	—	261,635	—	—	18,573	—	—	—	—	—	864,155
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	467,473	308,276	—	672,157	284,726	147,887	488,395	—	376,414	—	—	499,969	463,771	213,610	140,697	4,063,375
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	991,321	—	—	—	—	—	—	991,321
	Purchased swap options#	763,989	839,839	—	88	253,036	—	949,062	—	103,157	—	—	—	—	—	—	2,909,171
	Purchased options#	—	—	—	—	—	—	—	—	681,580	—	—	—	—	—	—	681,580

	Total Assets	$1,231,462	$1,216,290	$1,408,025	$674,191	$1,250,520	$147,887	$1,910,774	$—	$2,322,892	$18,573	$—	$499,969	$463,771	$213,610	$140,697	$11,498,661

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Centrally cleared interest rate swap contracts§	—	—	1,139,563	—	—	—		—	—	—	—	—	—	—	—	1,139,563
	OTC Total return swap contracts*#	—	199,339	—	—	55,408	3,484	522,292	—	154,211	—	—	—	—	—	—	934,734
	OTC Credit default contracts*#	103,041	—	—	—	4,059,044	—	1,138,750	—	—	262,250	—	—	—	—	—	5,563,085
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	12,792	—	—	—	—	12,792
	Forward currency contracts#	868,336	913,854	—	623,738	988,648	363,145	686,020	451,658	1,446,690	—	—	1,314,432	825,100	327,684	—	8,809,305
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,291,599	—	—	—	—	—	—	1,291,599
	Written swap options#	914,776	961,839	—	176	407,264	—	1,079,268	—	2,799,213	—	—	—	—	—	—	6,162,536
	Written options#	—	—	—	—	—	—	—	—	588,420	—	—	—	—	—	—	588,420

	Total Liabilities	$1,886,153	$2,075,032	$1,139,563	$623,914	$5,510,364	$366,629	$3,426,330	$451,658	$6,280,133	$262,250	$12,792	$1,314,432	$825,100	$327,684	$—	$24,502,034

	Total Financial and Derivative Net Assets	$(654,691)	$(858,742)	$268,462	$50,277	$(4,259,844)	$(218,742)	$(1,515,556)	$(451,658)	$(3,957,241)	$(243,677)	$(12,792)	$(814,463)	$(361,329)	$(114,074)	$140,697	$(13,003,373)
	Total collateral received (pledged)##†	$(634,949)	$(511,965)	$—	$—	$(3,960,839)	$(186,981)	$(1,273,000)	$(397,960)	$(3,503,750)	$(109,989)	$—	$(579,942)	$(278,972)	$(114,074)	$—
	Net amount	$(19,742)	$(346,777)	$268,462	$50,277	$(299,005)	$(31,761)	$(242,556)	$(53,698)	$(453,491)	$(133,688)	$(12,792)	$(234,521)	$(82,357)	$—	$140,697

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016